Other Finance Expenses - Components interest cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Finance Expenses
Interest expense	$ 39,912	$ 24,546	$ 29,142
Amortization of debt issuance cost and fair value of debt assumed	2,692	3,519	2,503
Total interest expense	$ 42,604	$ 28,065	$ 31,645